Revenue - Contract Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Balance as of beginning	€ 25,000	€ 30,516
Additions	201,016	180,305
Reclassifications to Trade Receivables due to Invoicing	(181,469)	(185,754)
Translation differences and other	1,487	(67)
Balance as of end	€ 46,034	€ 25,000